Taxes	12 Months Ended
Dec. 31, 2018
Taxes [Abstract]
Taxes

Note 7 – Taxes

Income tax

Income (Loss) before taxes (benefits) consist of the following:

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016

PRC	$(2,107,084)	$(780,032)	$219,749
Foreign	(1,891,213)	(488,334)	-
	$(3,998,297)	$(1,268,366)	$219,749

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed

PRC

Under the Income Tax Laws of the PRC, companies are subject to income tax at a rate of 25%.

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016

China income tax rate	25.0%	25.0%	25.0%
IPO costs	0%	7.7%	0.0%
PRC – non-deductible expense	(1.7%)	(1.7%)	0.0%
Cayman – non-deductible expense-consulting fee	(8.1%)	(9.6%)	0.0%
Cayman – non-deductible expense-external service fee	(3.7%)	0.0%	0.0%
Effective tax rate	11.5%	21.4%	25.0%

Deferred tax assets – China

According to Chinese tax regulations, companies within China should adjust their net operating losses according to the law of enterprise income tax, which can be carried forward to offset operating income for five years. Significant components of deferred tax assets were as follows:

	December 31, 2018	December 31, 2017

Net operating losses	$810,863	$302,320
Total	$810,863	$302,320

For the years ended December 31, 2018 and 2017, the Company incurred tax operating losses of $2,182,290 and $1,209,281, respectively, and recorded deferred tax assets of $810,863 at December 31,2018. Net operating loss carryforwards of $3,391,571 were available to offset future taxable income through 2023. For the years ended December 31, 2018 and 2017, the Company recorded deferred income tax benefits of $545,572 and $282,083.

The Company believes that a valuation allowance is not deemed necessary for the deferred assets because there will be sufficient operating income generated in future years. The management is expected to generate profits in the coming periods as the situation of the industry has begun to improve since the fourth quarter of 2018.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2018 and 2017, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consisted of the following:

	December 31, 2018	December 31, 2017

VAT taxes payable	$42,860	$28,877
Other taxes payable	4,925	6,770
Total	$47,785	$35,647